Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2023		2022
	A$	%	A$	%
Loss before income taxes	(6,741,564)		(29,905,389)
Computed by applying income tax rate of home jurisdiction	(1,685,391)	25	(7,476,347)	25
Effect of tax rates in foreign jurisdictions	300,584	(4)	200,505	(1)
Research and development tax incentive	1,225,577	(18)	1,257,265	(4)
Disallowed expenses/(income):
Stock-based compensation	49,575	(1)	132,763	(0)
Amortization	0	0	2,344,621	(8)
Other	735,257	(11)	150,633	(1)
Change in valuation allowance	(625,602)	9	339,723	(1)
Income tax expense/(benefit)	0	(0)	(3,050,837)	10

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Foreign	(4,204,348)	(3,653,169)
Domestic	(2,537,216)	(26,252,220)
	(6,741,564)	(29,905,389)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Deferred tax assets:
Operating loss carry forwards	7,645,509	6,055,726
Depreciation and amortization	1,157,004	1,115,812
Asset retirement obligations	303,564	730,157
Employee entitlements	224,890	206,747
Accruals	268,214	2,056,550
Decline in value of patents	835,173	875,496
Unrealized exchange loss	116,259	34,875
Total deferred tax assets	10,550,613	11,075,363
Valuation allowance for deferred tax assets	(10,403,122)	(11,028,724)
Net deferred tax asset	147,491	46,639

Deferred tax liabilities:
Other	147,491	46,639
Total deferred tax liabilities	147,491	46,639
Net deferred tax liabilities	0	0

Summary of Valuation Allowance [Table Text Block]
	Balance at Beginning of Period	Additions	Deductions	Balance at end of Period
	A$	A$	A$	A$

Year ended December 31, 2023
Deferred income tax valuation allowance	11,028,724	(625,602)	0	10,403,122

Year ended December 31, 2022
Deferred income tax valuation allowance	10,689,001	339,723	0	11,028,724